SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares subject to possible redemption (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class A ordinary shares subject to possible redemption, December 31, 2021	$ 143,750,000
Class A ordinary shares subject to possible redemption, September 30, 2022	144,357,177	$ 143,750,000
Class A ordinary shares subject to possible redemption
Gross proceeds from IPO		143,750,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(7,193,811)
Private placement warrants proceeds in excess of fair value		(2,921,750)
Class A ordinary shares subject to possible redemption, December 31, 2021	143,750,000
Remeasurement of carrying value to redemption value	607,177	10,115,561
Class A ordinary shares subject to possible redemption, September 30, 2022	$ 144,357,177	143,750,000
Common stock subject to redemption
Offering costs allocated to Class A ordinary shares subject to possible redemption		(7,193,811)
Private placement warrants proceeds in excess of fair value		(2,921,750)
Remeasurement of carrying value to redemption value		$ 10,115,561